Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended			186 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Cash balance plan [Member]
Employee Benefits and Other Expenses Textual [Abstract]
New benefits accrued				$ 0
Pension benefits qualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 8,126	$ 8,141
Service cost	29	25	$ 19
Interest cost	387	403	348
Plan participants’ contributions	0	0
Actuarial loss (gain)	(379)	191
Benefits paid	(679)	(634)
Settlements, Curtailments, and Amendments	(3)	0
Foreign exchange impact	(5)	0
Benefit obligation at end of period	7,476	8,126	8,141	7,476
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	8,634	8,600
Actual return on plan assets	167	653
Employer contribution	16	15
Plan participants’ contributions	0	0
Benefits paid	(679)	(634)
Foreign exchange impact	(2)	0
Fair value of plan assets at end of period	8,136	8,634	8,600	8,136
Funded status at end of period	660	508		660
Amounts recognized on the consolidated balance sheet at end of period, Assets	751	585		751
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(91)	(77)		(91)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	0	226
Pension benefits qualified [Member] | Cash balance plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Employer contribution	0
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	0
Pension benefits nonqualified [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	375	391
Service cost	0	0	0
Interest cost	17	18	12
Plan participants’ contributions	0	0
Actuarial loss (gain)	(27)	8
Benefits paid	(40)	(42)
Settlements, Curtailments, and Amendments	0	0
Foreign exchange impact	0	0
Benefit obligation at end of period	325	375	391	325
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contribution	40	42
Plan participants’ contributions	0	0
Benefits paid	(40)	(42)
Foreign exchange impact	0	0
Fair value of plan assets at end of period	0	0	0	0
Funded status at end of period	(325)	(375)		(325)
Amounts recognized on the consolidated balance sheet at end of period, Assets	0	0		0
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(325)	(375)		(325)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	0	0	1
Other benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	287	309
Service cost	0	0	0
Interest cost	13	15	9
Plan participants’ contributions	33	37
Actuarial loss (gain)	(1)	(8)
Benefits paid	(66)	(66)
Settlements, Curtailments, and Amendments	4	0
Foreign exchange impact	(1)	0
Benefit obligation at end of period	269	287	309	269
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	497	476
Actual return on plan assets	26	44
Employer contribution	6	6
Plan participants’ contributions	33	37
Benefits paid	(66)	(66)
Foreign exchange impact	0	0
Fair value of plan assets at end of period	496	497	476	496
Funded status at end of period	227	210		227
Amounts recognized on the consolidated balance sheet at end of period, Assets	240	224		240
Amounts recognized on the consolidated balance sheet at end of period, Liabilities	(13)	(14)		$ (13)
Employee Benefits and Other Expenses Textual [Abstract]
Settlement loss	$ 0	$ 0	$ 0